March 22, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Aberdeen Funds (File Nos. 333-146680 & 811-22132)

Ladies and Gentlemen:

On behalf of Aberdeen Funds, transmitted for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).

Please do not hesitate to contact the undersigned at 215-405-5770 with any questions or comments concerning this filing.

Sincerely,

/s/ Lucia Sitar

Lucia Sitar

cc:                 Rose DiMartino, Willkie Farr & Gallagher LLP

Dianne O’Donnell, Willkie Farr & Gallagher LLP

Aberdeen Asset Management Inc.

1735 Market Street, 32nd floor, Philadelphia PA 19103

Telephone: (215) 405-5700

Aberdeen Asset Management Inc is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.  Member of Aberdeen Asset Management Group of Companies.

“Aberdeen” is a U.S. Registered service mark of Aberdeen Asset Management PLC.